Other Income/Expenses - Summary of Other Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other income (expense) [abstract]
Write-off of trade and other payables with expired legal term	₽ 425	₽ 516	₽ 115
Gain on royalty and other proceeds associated with disposal of Bluestone	3	474	121
Gain on final settlements from subsidiaries' disposal occurred in previous years	3		194
Gain on forgiveness and restructuring of trade and other payables		447
Dividends received			3
Other income	81	58	165
Total	₽ 512	₽ 1,495	₽ 598